Intangible assets and goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	$ 9,589,399
Balance, end of period	18,151,665	$ 9,589,399
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	10,730,000	6,330,000
Additions	16,213,424	4,400,000
Impairment loss	(6,292,945)
Balance, end of period	20,650,479	10,730,000
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(1,140,601)	(585,601)
Amortization	1,358,213	555,000
Balance, end of period	(2,498,814)	(1,140,601)
Management services agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	8,897,260
Balance, end of period	17,768,777	8,897,260
Management services agreement | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	9,870,000	6,020,000
Additions	15,850,000	3,850,000
Impairment loss	(5,831,916)
Balance, end of period	19,888,084	9,870,000
Management services agreement | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(972,740)	(507,240)
Amortization	1,146,567	465,500
Balance, end of period	(2,119,307)	(972,740)
Covenant not to complete
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	692,139
Balance, end of period	59,110	692,139
Covenant not to complete | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	860,000	310,000
Additions		550,000
Impairment loss	(461,029)
Balance, end of period	398,971	860,000
Covenant not to complete | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(167,861)	(78,361)
Amortization	172,000	89,500
Balance, end of period	(339,861)	(167,861)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, end of period	323,778
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	363,424	$ 0
Balance, end of period	363,424
Software | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	39,646
Balance, end of period	$ (39,646)